Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2025
1290 VT Socially Responsible Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	1290 VT Socially Responsible Portfolio — Class IB and Class K Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees <br/>(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and PerformancePrincipal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio seeks to track the investment results of the MSCI KLD 400 Social Index (the “Underlying Index”), which is a free float-adjusted market capitalization index designed to provide exposure to U.S. companies that have positive environmental, social and governance (“ESG”) characteristics. As of December 31, 2024, the Underlying Index consisted of 402 securities identified by MSCI Inc. (the “Index Provider” or “MSCI”) from the universe of companies included in the MSCI USA IMI Index, which targets 99% of the market coverage of stocks that are listed for trading on the New York Stock Exchange and the NASDAQ Stock Market. MSCI analyzes each eligible company’s ESG performance using proprietary ratings covering ESG criteria, as described in more detail below. When selecting companies for the Underlying Index, MSCI also considers market capitalization and liquidity. Companies that MSCI determines have significant involvement in the following businesses are not eligible for the Underlying Index: fossil fuel extraction, fossil fuel reserves ownership, thermal coal power, alcohol, tobacco, gambling, nuclear weapons, controversial weapons, conventional weapons, civilian firearms, nuclear power, adult entertainment and genetically modified organisms. The Underlying Index may include large-, mid- or small-capitalization companies. The components of the Underlying Index are likely to change over time. The Underlying Index uses company ratings and research provided by MSCI ESG Research to determine eligibility. The following description is as of the date of this Prospectus and is subject to change as determined from time to time by MSCI: • The Underlying Index uses research to identify companies that have demonstrated an ability to manage their ESG risks and opportunities. MSCI identifies key ESG issues that hold the greatest potential risk or opportunity for each industry sector:EnvironmentSocialGovernanceCarbon EmissionsLabor ManagementCorporate Governance (Board Diversity; Executive Pay; Ownership and Control; Accounting)Product Carbon FootprintHuman Capital DevelopmentBusiness EthicsFinancing Environmental ImpactHealth and SafetyTax TransparencyClimate Change VulnerabilitySupply Chain Labor StandardsWater StressProduct Safety and QualityBiodiversity and Land UseChemical SafetyRaw Material SourcingConsumer Financial ProtectionToxic Emissions and WastePrivacy and Data SecurityPackaging Material and WasteResponsible InvestmentElectronic WasteControversial SourcingOpportunities in Clean TechCommunity RelationsOpportunities in Green BuildingOpportunities in Nutrition and HealthOpportunities in Renewable EnergyAccess to FinanceAccess to HealthcareMSCI analysts calculate the size of a company’s exposure to each key issue based on an analysis of a company’s business, then take into account the extent to which a company has developed strategies and demonstrated a strong track record of performance in managing its specific level of risks or opportunities. Using a sector-specific key issue weighting model, companies are rated and ranked in comparison to their sector peers. The companies in each sector undergo an annual review and are updated on a rolling basis as well as in response to major events. • The Underlying Index uses research to identify those companies that are involved in very serious controversies involving the ESG impact of their operations or products and services. The MSCI research covers five categories of impact: environment, customers, human rights and community, labor rights and supply chain, and governance. Companies are scored based on an evaluation framework designed to be consistent with international norms and principles such as those expressed in declarations of the United Nations and its agencies. Companies deemed to be involved in the most severe controversies related to the ESG impact of their operations or products and services are excluded from the Underlying Index. The selection universe for the Underlying Index is large-, mid- and small-capitalization companies in the MSCI USA IMI Index. The Underlying Index targets a minimum of 200 large- and mid-capitalization constituents. The composition of the Underlying Index is reviewed on a quarterly basis. At each quarterly review, constituents are deleted from the Underlying Index if they are deleted from the MSCI USA IMI Index, if they fail the exclusion screens, or if their ESG ratings or scores fall below minimum standards. Additions are made to the Underlying Index to restore the number of constituents to 400 companies. All eligible securities of each issuer are included in the Underlying Index, so the Underlying Index may have more than 400 securities. The Underlying Index is rebalanced at the regular reviews in May, August, November and February. The Sub-Adviser uses a “passive” or indexing approach to try to achieve the Portfolio’s investment objective. Unlike many investment companies, the Portfolio does not try to “beat” the index it seeks to track and does not seek temporary defensive positions when markets decline or appear overvalued. Generally, the Sub-Adviser uses a replication indexing strategy to manage the Portfolio, although in certain instances the Sub-Adviser may use a representative sampling indexing strategy to manage the Portfolio. “Replication” is an indexing strategy that involves holding each security in the Underlying Index in approximately the same weight that the security represents in the Underlying Index. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Portfolio may or may not hold all of the securities in the Underlying Index. The Portfolio generally invests at least 90% of its total assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Portfolio may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds, including affiliated money market funds, as well as in securities not included in the Underlying Index, but which the Sub-Adviser believes will help the Portfolio track the Underlying Index. The Portfolio seeks to track the investment results of the Underlying Index before fees and expenses of the Portfolio. The Portfolio may become “non-diversified,” as defined in the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the Portfolio is designed to track.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2024, compared to the returns of a broad-based securities market index.The additional securities market indexes show how the Portfolio’s performance compared with the returns of other indexes that have characteristics relevant to the Portfolio’s investment strategies.Past performance is not an indication of future performance.Performance information for the periods prior to December 9, 2016 is that of the Portfolio when it was sub-advised by a different Sub-Adviser and tracked a different underlying index.Class K shares have not commenced operations as of the date of this Prospectus.The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2024, compared to the returns of a broad-based securities market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class K shares have not commenced operations as of the date of this Prospectus.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The additional securities market indexes show how the Portfolio’s performance compared with the returns of other indexes that have characteristics relevant to the Portfolio’s investment strategies.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Total Returns — Class IB
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter (% and time period)21.18%2020 2nd QuarterWorst quarter (% and time period)-18.42%2020 1st Quarter
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
1290 VT Socially Responsible Portfolio | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Portfolio.
1290 VT Socially Responsible Portfolio | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
1290 VT Socially Responsible Portfolio | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk — The Portfolio is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect Portfolio performance. Securities markets also may experience long periods of decline in value. The value of a security can be more volatile than the market as a whole and can perform differently from the market as a whole. Any issuer of securities may perform poorly, causing the value of its securities to decline. Poor performance may be caused by a variety of factors, such as poor management decisions; reduced demand for the issuer’s goods or services; competitive pressures; negative perception in the marketplace; loss of major customers; strategic initiatives such as mergers or acquisitions and the market response to any such initiatives; and the historical and prospective earnings of the issuer. The value of a security also may decline due to general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, recessions, or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Even when securities markets perform well, there can be no assurance that the investments held by the Portfolio will increase in value along with the broader market. Changes in the financial condition of (or other event affecting) a single issuer can impact an individual sector or industry, or the securities markets as a whole. The value of a security also may decline due to factors that affect a particular sector or industry, such as tariffs, labor shortages, or increased production costs and competitive conditions within the sector or industry. Geopolitical events, including acts of terrorism, tensions, war or other open conflicts between nations, or political or economic dysfunction within nations that are global economic powers or major oil or other commodities producers, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. World markets, or those in a particular region, may all react in similar fashion to economic, political or other developments. Events such as environmental and natural disasters or other catastrophes, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions (or failure to react) to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy. Impacts from climate change may include significant risks to global financial assets and economic growth. The extent and duration of such events and resulting market disruptions could be substantial and could magnify the impact of other risks to the Portfolio. The value and liquidity of the Portfolio’s investments may be negatively affected by developments in other countries and regions, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries or regions directly affected. Changes in government or central bank policies, changes in existing laws and regulations, and political, diplomatic and other events within the United States and abroad could cause uncertainty in the markets, may affect investor and consumer confidence, and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt and deficits in the United States and other countries create ongoing systemic and market risks and policymaking uncertainty and may negatively affect economic conditions and the values of markets, sectors and companies in which the Portfolio invests. In addition, markets and market participants are increasingly reliant on information data systems. Inaccurate data, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. Furthermore, impacts from the rapidly growing use of artificial intelligence technologies, including by market participants, may include significant risks to global financial markets.
1290 VT Socially Responsible Portfolio | Equity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Risk — In general, the values of stocks and other equity securities fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when stock prices generally go down. However, stock markets also can move up and down rapidly and unpredictably. In addition, common stock prices may be particularly sensitive to rising interest rates, which increase borrowing costs and the costs of capital. The Portfolio may experience a significant or complete loss on its investment in an equity security.
1290 VT Socially Responsible Portfolio | ESG Considerations Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ESG Considerations Risk — The Underlying Index’s use of criteria related to the ESG characteristics of issuers may limit the types and number of investment opportunities available to the Portfolio and, therefore, carries the risk that, under certain market conditions, the Portfolio may underperform funds that do not (or funds whose underlying indexes do not) use ESG criteria or funds that use a different ESG methodology. The Underlying Index’s use of ESG criteria also may affect the Portfolio’s exposure to certain sectors or types of investments and may adversely impact the Portfolio’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. In addition, to the extent that the Sub-Adviser uses a representative sampling indexing strategy, the Portfolio’s overall ESG characteristics or ESG risks could diverge from those of the Underlying Index. Furthermore, ESG criteria are not uniformly defined, and the ESG criteria used by the Index Provider may differ from the ESG criteria used by other index providers, investment managers, and funds. ESG investing is qualitative and subjective by nature, and there is no guarantee that the criteria used by the Index Provider or any judgment exercised by the Index Provider will reflect the opinions of any particular investor, and the criteria used by the Index Provider may differ from the criteria that any particular investor considers relevant in evaluating an issuer’s ESG practices. A company’s ESG performance or the Index Provider’s assessment of a company’s ESG performance could change over time. In addition, in accordance with the Underlying Index methodology, the Index Provider may not evaluate ESG criteria outside of scheduled index reviews or rebalances, which means that securities included in the Underlying Index could cease to meet the ESG criteria but remain in the Underlying Index (and therefore the Portfolio) until the next index review or rebalance. The Index Provider may evaluate security-level ESG data and, if applicable, ESG objectives or constraints that are relevant to the Underlying Index only at index reviews or rebalances. As a result, securities included in the Underlying Index, or the Underlying Index as a whole, may not meet the ESG criteria at all times. In addition, the Index Provider evaluates securities for inclusion and/or weighting in the Underlying Index based on ESG criteria and data provided by the Index Provider or third parties. ESG criteria or data used in evaluating a company may not be complete, accurate, or readily available, which could result in an incorrect assessment of a company’s ESG performance. Successful application of the Index Provider’s ESG methodology will depend on the Index Provider’s skill in properly identifying and analyzing material ESG issues. There is no guarantee that the incorporation of ESG considerations will be additive to the Portfolio’s performance. Further, the regulatory landscape for ESG investing in the United States is evolving, and future rules or regulations may require the Portfolio to change its investment process.
1290 VT Socially Responsible Portfolio | Index Strategy Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Index Strategy Risk — The Portfolio employs an index strategy and generally will not modify its index strategy to respond to changes in market trends or the economy, which means that the Portfolio may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although the index strategy attempts to closely track the relevant index, the Portfolio may not invest in all of the securities in the index. Therefore, there can be no assurance that the performance of the index strategy will match that of the relevant index. To the extent that the Portfolio utilizes a representative sampling approach, it may experience greater tracking error than it would if the Portfolio sought to replicate the index. To the extent that the securities of a limited number of companies represent a significant percentage of the relevant index, the Portfolio may be subject to more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Portfolio’s net asset value. To the extent that the index has a significant weighting in a particular sector, the Portfolio will be subject to the risks associated with that sector and may experience greater performance volatility than a portfolio that seeks to track the performance of an index that is more broadly diversified.
1290 VT Socially Responsible Portfolio | Investment Style Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment Style Risk — The Portfolio may use a particular style or set of styles — in this case, a “growth” style — to select investments. A particular style may be out of favor or may not produce the best results over short or longer time periods. Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Portfolio, regardless of movements in the securities market. Growth stocks also tend to be more volatile than value stocks, so in a declining market their prices may decrease more than value stocks in general. Growth stocks also may increase the volatility of the Portfolio’s share price.
1290 VT Socially Responsible Portfolio | Large-Cap Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes, which may lead to a decline in their market price. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
1290 VT Socially Responsible Portfolio | Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sector Risk — From time to time, based on market or economic conditions, the Portfolio may have significant positions in one or more sectors of the market. To the extent the Portfolio invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political, regulatory or other events.
1290 VT Socially Responsible Portfolio | Information Technology Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk — Investment risks associated with investing in the information technology sector include, in addition to other risks, the intense competition to which information technology companies may be subject; the dramatic and often unpredictable changes in growth rates and competition for qualified personnel among information technology companies; effects on profitability from being heavily dependent on patent and intellectual property rights and the loss or impairment of those rights; rapid product obsolescence due to technological developments and frequent new product introduction; general economic conditions; and legislative or regulatory changes. Any of these factors could result in a material adverse impact on the Portfolio’s holdings and the performance of the Portfolio.
1290 VT Socially Responsible Portfolio | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk — The Portfolio’s investments in derivatives may rise or fall in value more rapidly than other investments and may reduce the Portfolio’s returns and increase the volatility of the Portfolio’s net asset value. Investing in derivatives involves investment techniques and risk analyses different from, and risks in some respects greater than, those associated with investing in more traditional investments, such as stocks and bonds. Derivatives may be leveraged such that a small investment can have a significant impact on the Portfolio’s exposure to stock market values, interest rates, or other investments. As a result, a relatively small price movement in a derivatives contract may cause an immediate and substantial loss, and the Portfolio could lose more than the amount it invested. Some derivatives can have the potential for unlimited losses. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, or to terminate or offset existing arrangements, which may result in a loss or may be costly to the Portfolio. Some derivatives are more sensitive to market price fluctuations and to interest rate changes than other investments. Derivatives may not behave as anticipated by the Portfolio, and derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions. The Portfolio also may be exposed to losses if the counterparty in the transaction is unable or unwilling to fulfill its contractual obligation. In certain cases, the Portfolio may be hindered or delayed in exercising remedies against or closing out derivatives with a counterparty, resulting in additional losses. Derivatives also may be subject to the risk of mispricing or improper valuation, and valuation may be more difficult in times of market turmoil. Changes to the regulation of derivatives markets and mutual funds’ use of derivatives may impact the Portfolio’s ability to maintain its investments in derivatives, make derivatives more costly, limit their availability, adversely affect their value or performance, or otherwise disrupt markets.
1290 VT Socially Responsible Portfolio | Index Non-Diversification Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Index Non-Diversification Risk — To the extent that the Portfolio becomes non-diversified as necessary to approximate the composition of the index, the Portfolio may invest a relatively high percentage of its assets in a single issuer or a limited number of issuers. As a result, the Portfolio’s performance will be more vulnerable to changes in market value of a single issuer or group of issuers and more susceptible to risks associated with a single adverse economic, political, regulatory or other occurrence affecting one or more of these issuers.
1290 VT Socially Responsible Portfolio | Mid-Cap Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mid-Cap Company Risk — Mid-cap companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies, all of which can negatively affect their value.
1290 VT Socially Responsible Portfolio | Portfolio Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Portfolio Management Risk — The Portfolio is subject to the risk that strategies used by an investment manager and its securities selections fail to produce the intended results. An investment manager’s judgments or decisions about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates, may be incorrect or otherwise may not produce the intended results, which may result in losses to the Portfolio. In addition, many processes used in Portfolio management, including security selection, rely, in whole or in part, on the use of various technologies. The Portfolio may suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, or the analyses employed or relied on, by an investment manager, or if such tools, resources, information or data are used incorrectly, fail to produce the desired results, or otherwise do not work as intended. There can be no assurance that the use of these technologies will result in effective investment decisions for the Portfolio. In addition, the Portfolio could experience losses if an investment manager’s judgments about the risks associated with the Portfolio’s investment program prove to be incorrect.
1290 VT Socially Responsible Portfolio | Small-Cap Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small-Cap Company Risk — Small-cap companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the Portfolio’s ability to purchase or sell these securities.
1290 VT Socially Responsible Portfolio | Class IB
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	287
5 Years	rr_ExpenseExampleYear05	498
10 Years	rr_ExpenseExampleYear10	$ 1,108
2015	rr_AnnualReturn2015	0.49%
2016	rr_AnnualReturn2016	9.94%
2017	rr_AnnualReturn2017	20.44%
2018	rr_AnnualReturn2018	(4.37%)
2019	rr_AnnualReturn2019	30.21%
2020	rr_AnnualReturn2020	20.01%
2021	rr_AnnualReturn2021	30.29%
2022	rr_AnnualReturn2022	(22.12%)
2023	rr_AnnualReturn2023	27.50%
2024	rr_AnnualReturn2024	21.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter (% and time period)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter (% and time period)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.42%)
OneYear	rr_AverageAnnualReturnYear01	21.70%
FiveYears	rr_AverageAnnualReturnYear05	13.57%
TenYears	rr_AverageAnnualReturnYear10	12.09%
1290 VT Socially Responsible Portfolio | Class K
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	$ 66
3 Years	rr_ExpenseExampleYear03	208
5 Years	rr_ExpenseExampleYear05	362
10 Years	rr_ExpenseExampleYear10	$ 810
1290 VT Socially Responsible Portfolio | Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	24.51%
FiveYears	rr_AverageAnnualReturnYear05	14.28%
TenYears	rr_AverageAnnualReturnYear10	12.87%
1290 VT Socially Responsible Portfolio | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	33.36%
FiveYears	rr_AverageAnnualReturnYear05	18.96%
TenYears	rr_AverageAnnualReturnYear10	16.78%
1290 VT Socially Responsible Portfolio | MSCI KLD 400 Social Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	22.80%
FiveYears	rr_AverageAnnualReturnYear05	14.61%
TenYears	rr_AverageAnnualReturnYear10	13.08%

[1]	Based on estimated amounts for the current fiscal year.